Income Taxes (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Taxes
Summary of effective income tax rate on pre-tax income from continuing operations

	Successor		Predecessor
	Six month	Period from	Period from
	period ended	February 10,	January 1,
	June 30,	2020 to June 30,	2020 to June 21,
	2021	2020	2020
Effective tax rate	9.2%	20.5%	22.4%

	Successor	Predecessor
	Period from	Period from
	February 10, 2020	January 1, 2020	Year ended
	to December 31,	to June 21,	December 31,
	2020	2020	2019
Tax (benefit) at federal statutory rates	$(3,787)	$(361)	$(703)
State income tax (benefit), net of federal tax benefit	(595)	29	(30)
Research and development tax credits	(20)	(460)	(636)
Permanent differences	57	(17)	44
Tax (benefits) /non-deductible expense related to stock compensation	—	(119)	458
Acquisition costs	685	—	—
Reserves for unrecognized income tax benefits	1	386	644
Change in valuation allowance	—	129	166
Other	—	29	67
	$(3,659)	$(384)	$10

Schedule of components of income before income taxes and income tax expense

	Successor	Predecessor
	Period from	Period from
	February 10, 2020	January 1, 2020	Year ended
	to December 31,	to June 21,	December 31,
	2020	2020	2019
Income before income taxes:
U.S.	$(18,017)	$(1,783)	$(2,976)
Foreign	(16)	65	(371)
	$(18,033)	$(1,718)	$(3,347)
Income tax expense (benefit):
Federal:
Current	—	(387)	7
Deferred	(3,064)	—	—
	(3,064)	(387)	7
State:
Current	—	3	3
Deferred	(595)	—	—
	(595)	3	3
Foreign:
Current	—	—	—
Deferred	—	—	—
	—	—	—
	$(3,659)	$(384)	$10

Schedule of components of net deferred tax assets (liabilities)

	Successor	Predecessor
	December 31,	December 31,
	2020	2019
Deferred tax assets:
Accrued expenses and reserves	$493	$5
Deferred rent	82	50
Tax credit carryforwards	346	6
Deferred revenue	1,168	1,006
Net operating loss carryforwards	3,467	325
Interest disallowance	271	—
Equity-based compensation	—	142
Total deferred tax assets	5,827	1,534
Valuation allowance	(57)	(1,505)
Net deferred tax assets	5,770	29
Deferred tax liabilities:
Depreciation and amortization	(12,949)	(1)
Other	(188)	(28)
Total deferred tax liabilities	(13,137)	(29)
As reported:
Net deferred tax assets (liabilities)	$(7,367)	$—

Schedule of changes in valuation allowance

		Provision		Balance
	Balance at	Charged		at
	Beginning	(Credited)		End of
	of Year	to Expense	Acquired	Year
Description
Successor period from February 10, 2020 to December 31, 2020	$—	$(20)	$77	$57
Predecessor period from January 1, 2020 to June 21, 2020	$1,505	$112	$—	$1,617
Predecessor year ended December 31, 2019	$1,244	$261	$—	$1,505

Schedule of changes in reserves for unrecognized income tax benefits

	Successor	Predecessor
	Period from
	February 10,	Period from
	2020 to	January 1, 2020	Year ended
	December 31,	to June 21,	December 31,
	2020	2020	2019
Unrecognized tax benefits, beginning of period	$1,671	$1,275	$639
Increases for tax positions taken related to a prior period	—	105	—
Increases for tax positions taken during the current period	—	291	636
Unrecognized tax benefits, end of period	$1,671	$1,671	$1,275